ACR Equity International Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.2%
	BELGIUM — 3.6%
488,703	Azelis Group N.V.	$4,866,011
	BERMUDA — 7.0%
544,000	Liberty Global Ltd. - Class A*[1]	6,930,560
334,098	Liberty Latin America Ltd. - Class C*[1]	2,652,738
		9,583,298
	CANADA — 7.3%
129,074	Premium Brands Holdings Corp.	10,030,888
	DENMARK — 4.0%
154,578	ISS A/S	5,497,170
	FRANCE — 8.3%
292,241	Opmobility	5,848,031
100,989	Sodexo S.A.	5,527,904
		11,375,935
	HONG KONG — 2.9%
4,065,844	Budweiser Brewing Co. APAC Ltd.[2]	4,038,248
	IRELAND — 7.9%
155,129	DCC PLC	10,817,927
	LUXEMBOURG — 3.4%
58,231	Eurofins Scientific S.E.	4,692,326
	SWITZERLAND — 2.1%
230,118	Medmix A.G.[2]	2,822,051
	UNITED KINGDOM — 36.1%
119,400	Ashtead Group PLC	8,552,612
1,738,140	B&M European Value Retail S.A.	4,474,188
5,290,660	Eurocell PLC	9,091,094
5,841,131	JD Sports Fashion PLC	6,434,691
1,339,057	Victoria PLC*	444,848
1,082,735	Vistry Group PLC*	10,147,649
669,724	Vodafone Group PLC[1]	10,286,961
		49,432,043

ACR Equity International Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 4.6%
40,965	Arrow Electronics, Inc.*	$6,233,234
	TOTAL COMMON STOCKS
	(Cost $112,217,270)	119,389,131
	EXCHANGE-TRADED FUNDS — 8.7%
	UNITED STATES — 8.7%
59,020	Goldman Sachs Access Treasury 0-1 Year ETF	5,913,804
58,767	iShares 0-3 Month Treasury Bond ETF	5,914,311
		11,828,115
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,802,860)	11,828,115

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$3,812,845	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	3,812,845
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,812,845)	3,812,845
	TOTAL INVESTMENTS — 98.7%
	(Cost $127,832,975)	135,030,091
	Other Assets in Excess of Liabilities — 1.3%	1,822,475
	TOTAL NET ASSETS — 100.0%	$136,852,566

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,860,299 which represents 5.0% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.